Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The total provision for income taxes, which consists of U.S. federal income and California Franchise taxes, consists of the following:

	June 30,
	2015	2014

Current taxes	$(437,352)	$—
Deferred taxes	437,352	—
Total	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the tax on the Company’s loss for the year before income taxes and total tax expense are shown below:

	June 30,
	2015	2014
Income tax liability (benefit) at the U.S statutory income tax and California Franchise tax rates	(39.8)%	—
Loss on marketable securities	—	—
Amortization of loan discount	2.6%	—
Other differences	0.1%	—
Change in valuation allowance	37.1%	—
Total	—	—

Schedule of Net Deferred Tax Assets

The components of net deferred tax assets recognized are as follows:

	June 30,
	2015	2014
Deferred noncurrent tax asset:
Net operating loss carry-forward	$502,178	$—
Basis differences on marketable securities	45,448	—
Total, deferred noncurrent tax asset	$547,626	$—
Deferred noncurrent tax liabilities:
Value of warrants recorded as loan discount	$110,274	$—
Total deferred noncurrent tax liabilities	110,274	—

Valuation allowance	(437,352)	—
Total	$—	$—